UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10607
Large Cap Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Advertising — 1.9%
Omnicom Group, Inc.	8,000	$674,560
		$674,560

Banks — 3.6%
Bank of America Corp.	16,000	751,840
Fifth Third Bancorp	11,100	524,808
		$1,276,648

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	12,000	608,760
		$608,760

Biotechnology — 2.1%
Amgen, Inc.(1)	11,600	744,140
		$744,140

Chemicals — 1.6%
Rohm and Haas Co.	13,300	588,259
		$588,259

Computer Hardware — 3.4%
Dell, Inc.(1)	16,700	703,738
Hewlett-Packard Co.	25,000	524,250
		$1,227,988

Diversified Financial Services — 8.3%
A.G. Edwards, Inc.	11,000	475,310
American Express Co.	14,000	789,180
Franklin Resources, Inc.	12,000	835,800
Merrill Lynch & Co., Inc.	14,600	872,642
		$2,972,932

Electrical Equipment — 2.4%
Emerson Electric Co.	12,000	841,200
		$841,200

Electronic Equipment & Instruments — 1.0%
Molex, Inc.	12,000	360,000
		$360,000

Food Distributors — 1.4%
Sysco Corp.	13,000	$496,210
		$496,210

General Merchandise — 1.8%
Wal-Mart Stores, Inc.	12,100	639,122
		$639,122

Health and Personal Care — 1.4%
Alberto-Culver Co.	10,000	485,700
		$485,700

Health Care - Drugs Major — 8.7%
Forest Laboratories, Inc.(1)	14,000	628,040
Johnson & Johnson Co.	11,000	697,620
Lilly (Eli) & Co.	7,000	397,250
Pfizer, Inc.	32,850	883,336
Schering-Plough Corp.	25,000	522,000
		$3,128,246

Health Care - Equipment — 2.6%
Medtronic, Inc.	19,000	943,730
		$943,730

Health Care - Facility — 1.4%
Health Management Associates, Inc., Class A	22,100	502,112
		$502,112

Health Services — 1.3%
Express Scripts, Inc.(1)	6,000	458,640
		$458,640

Household Products — 3.7%
Mohawk Industries, Inc.(1)	5,000	456,250
Procter & Gamble Co.	16,000	881,280
		$1,337,530

Industrial Conglomerates — 3.3%
General Electric Co.	32,000	1,168,000
		$1,168,000

Industrial Gases — 1.6%
Air Products and Chemicals, Inc.	10,000	579,700
		$579,700

Insurance - Life and Health — 4.4%
Aflac Corp.	13,000	$517,920
Lincoln National Corp.	13,000	606,840
UnitedHealth Group, Inc.	5,000	440,150
		$1,564,910

Insurance - Multiline — 1.6%
American International Group, Inc.	8,750	574,613
		$574,613

IT Consulting and Services — 6.5%
CDW Corp.	10,000	663,500
First Data Corp.	11,431	486,275
Fiserv, Inc.(1)	17,000	683,230
SunGard Data Systems, Inc.(1)	17,500	495,775
		$2,328,780

Machinery - Industrial — 2.0%
Dover Corp.	17,400	729,756
		$729,756

Manufacturing - Diversified — 4.5%
3M Co.	9,000	738,630
Cooper Industries Ltd., Class A	6,000	407,340
Illinois Tool Works, Inc.	5,000	463,400
		$1,609,370

Metals - Industrial — 1.3%
Alcoa, Inc.	15,000	471,300
		$471,300

Networking Equipment — 2.4%
Cisco Systems, Inc.(1)	43,600	841,480
		$841,480

Oil and Gas - Exploration and Production — 3.5%
Apache Corp.	12,000	606,840
EOG Resources, Inc.	9,000	642,240
		$1,249,080

Oil and Gas - Integrated — 2.3%
Exxon Mobil Corp.	16,000	820,160
		$820,160

Printing and Business Products — 1.7%
Avery Dennison Corp.	10,000	$599,700
		$599,700

Retail - Food and Drug — 1.8%
Walgreen Co.	17,000	652,290
		$652,290

Retail - Home Improvement — 2.4%
Home Depot, Inc. (The)	20,000	854,800
		$854,800

Retail - Office Supplies — 1.4%
Staples, Inc.	15,000	505,650
		$505,650

Retail - Specialty and Apparel — 3.2%
Bed Bath and Beyond, Inc.(1)	12,600	501,858
Kohl’s Corp.(1)	13,000	639,210
		$1,141,068

Semiconductors — 4.2%
Intel Corp.	39,300	919,227
Linear Technology Corp.	15,000	581,400
		$1,500,627

Systems Software — 2.8%
Microsoft Corp.	38,000	1,014,980
		$1,014,980

Total Common Stocks (identified cost $29,577,001)		$35,492,041

Total Investments — 99.2% (identified cost $29,577,001)		$35,492,041

Other Assets, Less Liabilities — 0.8%		$293,681

Net Assets — 100.0%		$35,785,722

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,577,001
Gross unrealized appreciation	$6,268,994
Gross unrealized depreciation	(353,954)
Net unrealized appreciation	$5,915,040

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Growth Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 16, 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	February 16, 2005